Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Location $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Jan. 01, 2018 USD ($)	Dec. 31, 2016 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of locations | Location	3,600
Retained earnings (accumulated deficit)	$ (4,571,860,000)	$ (4,341,212,000)
Other current liabilities	1,493,109,000	1,050,442,000
Provisions for doubtful accounts	13,876,000	15,929,000	$ 10,387,000
Allowance for doubtful accounts receivable	35,047,000	18,747,000
Excess of FIFO costs over stated LIFO value	531,800,000	479,500,000
Reduction in cost of goods sold by the effect of LIFO liquidations	10,400,000	0	2,000,000
Other asset impairment charges	5,408,000	0	0
Fair value of fixed rate debt	2,013,542,000	1,427,381,000
Long-term debt	1,945,387,000	1,466,803,000
Cost of goods sold	11,662,551,000	11,311,850,000	9,964,967,000
Advertising costs	$ 201,600,000	$ 203,500,000	$ 164,800,000
Outstanding options to purchase common shares not included in dilutive share (in shares) | shares	210	1,490	1,920
Exercise price range, lower range limit (in dollars per share) | $ / shares	$ 85	$ 85	$ 85
Exercise price range, upper range limit (in dollars per share) | $ / shares	$ 105	$ 105	$ 105
Equity	$ 3,695,500,000	$ 3,471,991,000	$ 3,464,156,000		$ 3,207,356,000
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	4,571,860,000	4,341,212,000	4,049,965,000		4,001,734,000
Accumulated Other Comprehensive Loss
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	(1,141,308,000)	(1,115,078,000)	(852,592,000)		$ (1,013,021,000)
Shipping and Handling
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of goods sold	$ 303,900,000	278,500,000	183,100,000
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Share-based payment awards granted vesting period range (in years)	1 year
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Share-based payment awards granted vesting period range (in years)	5 years
Building and Building Improvements | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property plant and equipment useful life (in years)	10 years
Building and Building Improvements | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property plant and equipment useful life (in years)	40 years
Machinery and Equipment | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property plant and equipment useful life (in years)	5 years
Machinery and Equipment | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property plant and equipment useful life (in years)	15 years
Accounting Standards Update 2014-09 | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity			(5,843,000)
Accounting Standards Update 2014-09 | Retained Earnings | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity			$ (5,843,000)
Accounting Standards Update 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings (accumulated deficit)				$ 8,000,000
Other current liabilities				$ 8,000,000
Accounting Standards Update 2016-02 | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity		4,797,000
Accounting Standards Update 2016-02 | Retained Earnings | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity		4,797,000
Accounting Standards Update 2018-02 | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity		0
Accounting Standards Update 2018-02 | Retained Earnings | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity		122,526,000
Accounting Standards Update 2018-02 | Accumulated Other Comprehensive Loss | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity		$ (122,526,000)